Financial Instruments - Financial liabilities, by class (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of financial liabilities [line items]
Carrying amount	€ 110,375	€ 69,173	€ 2,688
Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Carrying amount	95,427	69,173	2,688
Financial liabilities measured at amortized cost | Trade and other payables
Disclosure of financial liabilities [line items]
Carrying amount	11,092	2,795	2,651
Financial liabilities measured at amortized cost | Convertible loans - host contract
Disclosure of financial liabilities [line items]
Carrying amount	84,287	66,353
Fair value	105,007	76,189
Financial liabilities measured at amortized cost | Other financial liabilities
Disclosure of financial liabilities [line items]
Carrying amount	48	25	€ 37
Fair value	48	€ 25
FVTPL
Disclosure of financial liabilities [line items]
Carrying amount	14,948
FVTPL | Convertible loans - embedded derivative
Disclosure of financial liabilities [line items]
Carrying amount	14,948
Fair value	€ 14,948